Schedule of Investments (unaudited) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(a)	GBP 100	$154,355

Total Asset-Backed Securities — 0.0% (Cost: $144,098)		154,355

	Shares
Common Stocks
Construction & Engineering — 0.0%
McDermott International Ltd.(b)	141,483	93,379

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(c)	1,075,282,733	10,753

Metals & Mining — 0.0%
Ameriforge Group, Inc.	1,664	1,664
Preferred Proppants LLC(c)	7,288	1,057
Preferred Proppants LLC, (Acquired 02/12/19, Cost: $0)(c)(d)	7,288	—

		2,721
Oil, Gas & Consumable Fuels — 0.2%
California Resources Corp.	2,336	104,489
Chesapeake Energy Corp.	9,333	811,971

		916,460
Semiconductors & Semiconductor Equipment(b) — 0.0%
Maxeon Solar Technologies Ltd.	213	3,084
SunPower Corp.	1,707	36,666

		39,750
Software — 0.0%
Avaya Holdings Corp.(b)	40	507

Specialty Retail — 0.1%
Neiman Marcus Group, Inc.	1,477	241,859

Total Common Stocks — 0.3% (Cost: $15,959,480)		1,305,429

	Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
Bombardier, Inc.(e)
7.50%, 12/01/24	USD 62	64,015
7.50%, 03/15/25	12	12,061
7.13%, 06/15/26	197	193,060
7.88%, 04/15/27	72	70,496
6.00%, 02/15/28	145	135,900
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(e)	200	180,000
Rolls-Royce PLC, 5.75%, 10/15/27(e)	200	205,280
Spirit AeroSystems, Inc.(e)
5.50%, 01/15/25	55	55,137
7.50%, 04/15/25	10	10,361
TransDigm, Inc.
8.00%, 12/15/25(e)	656	686,032
6.25%, 03/15/26(e)	1,073	1,101,585
6.38%, 06/15/26	29	29,262

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued)
7.50%, 03/15/27	USD	33	$33,990
4.63%, 01/15/29		126	117,806
4.88%, 05/01/29		96	89,978
Triumph Group, Inc., 8.88%, 06/01/24(e)		231	243,982

			3,228,945

Airlines — 0.7%
Air Canada, 3.88%, 08/15/26(e)		101	95,319
Air France-KLM, 3.88%, 07/01/26(a)	EUR	100	100,669
Allegiant Travel Co., 8.50%, 02/05/24(e)	USD	1,065	1,112,925
American Airlines, Inc., 11.75%, 07/15/25(e)		347	405,119
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(e)
5.50%, 04/20/26		158	158,893
5.75%, 04/20/29		335	333,886
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(e)		265	267,029
Deutsche Lufthansa AG, 3.75%, 02/11/28(a)	EUR	100	106,244
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(e)	USD	101	101,058
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(e)		274	285,645
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(e)		13	14,218
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27		152	156,699
Series 2020-1, Class B, 4.88%, 07/15/27		17	17,054
United Airlines, Inc.(e)
4.38%, 04/15/26		146	143,616
4.63%, 04/15/29		186	176,877

			3,475,251

Auto Components — 0.4%
Clarios Global LP, 6.75%, 05/15/25(e)		721	746,617
Clarios Global LP/Clarios U.S. Finance Co.(e)
6.25%, 05/15/26		130	133,737
8.50%, 05/15/27		836	867,350
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26(a)	EUR	100	109,242
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(e)	USD	22	22,055
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(e)		36	31,301
Goodyear Tire & Rubber Co.
9.50%, 05/31/25		65	68,821
5.00%, 07/15/29(e)		42	39,126
5.25%, 07/15/31(e)		51	47,160
5.63%, 04/30/33		98	90,160
Meritor, Inc., 4.50%, 12/15/28(e)		24	24,061
Tenneco, Inc., 7.88%, 01/15/29(e)		18	18,967
Titan International, Inc., 7.00%, 04/30/28		18	18,058
Venture Holdings Co. LLC, 12.00%, 07/01/49(b)(c)(f)		5,150	1

			2,216,656

Automobiles — 0.5%
Allison Transmission, Inc.(e)
5.88%, 06/01/29		157	160,057
3.75%, 01/30/31		112	101,601
Asbury Automotive Group, Inc.
4.50%, 03/01/28		35	33,621
4.75%, 03/01/30		73	68,894

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
Asbury Automotive Group, Inc. (continued)
5.00%, 02/15/32(e)	USD	51	$47,406
Carvana Co.(e)
5.50%, 04/15/27		88	78,540
4.88%, 09/01/29		72	59,460
Constellation Automotive Financing PLC, 4.88%, 07/15/27(a)	GBP	100	119,870
Ford Motor Co.
4.35%, 12/08/26	USD	9	9,055
3.25%, 02/12/32		199	177,733
4.75%, 01/15/43		176	159,854
5.29%, 12/08/46		78	75,707
Ford Motor Credit Co. LLC
3.81%, 01/09/24		200	199,675
4.69%, 06/09/25		200	201,432
5.13%, 06/16/25		200	204,000
4.27%, 01/09/27		200	197,252
4.00%, 11/13/30		200	188,340
Group 1 Automotive, Inc., 4.00%, 08/15/28(e)		15	13,969
Ken Garff Automotive LLC, 4.88%, 09/15/28(e)		39	36,660
LCM Investments Holdings II LLC, 4.88%, 05/01/29(e)		90	85,003
Lithia Motors, Inc., 3.88%, 06/01/29(e)		42	39,700
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(e)		59	52,215
Penske Automotive Group, Inc.
3.50%, 09/01/25		59	58,557
3.75%, 06/15/29		22	19,681
Sonic Automotive, Inc., 4.63%, 11/15/29(e)		20	18,000
Wabash National Corp., 4.50%, 10/15/28(e)		70	63,000

			2,469,282

Banks — 0.1%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25(a)	EUR	100	103,987
Banco Espirito Santo SA(b)(f)
2.63%, 05/08/17(a)		100	16,041
4.75%, 01/15/22(g)		200	32,081
4.00%, 01/21/22		100	16,041
Wells Fargo & Co., (5 year CMT + 3.45%), 3.90%(g)(h)	USD	115	110,233

			278,383

Beverages — 0.4%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(e)(i)		441	403,239
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(e)		285	256,828
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/27(e)		208	192,270
Ball Corp.
2.88%, 08/15/30		12	10,759
3.13%, 09/15/31		119	106,350
Triton Water Holdings, Inc., 6.25%, 04/01/29(e)		362	308,638
Trivium Packaging Finance BV, 8.50%, 08/15/27(e)		814	809,930

			2,088,014

Biotechnology — 0.0%
Cidron Aida Finco Sarl, 5.00%, 04/01/28(a)	EUR	100	103,591

Building Materials(e) — 0.2%
Cornerstone Building Brands, Inc., 6.13%, 01/15/29	USD	101	93,733

Security		Par (000)	Value

Building Materials (continued)
CP Atlas Buyer, Inc., 7.00%, 12/01/28	USD	112	$95,496
Jeld-Wen, Inc.
4.63%, 12/15/25		32	30,800
4.88%, 12/15/27		10	9,575
Masonite International Corp.
Class C, 5.38%, 02/01/28		45	45,337
Class C, 3.50%, 02/15/30		69	62,014
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28		26	24,996
9.75%, 07/15/28		38	38,332
SRM Escrow Issuer LLC, 6.00%, 11/01/28		213	210,073
Standard Industries, Inc.
5.00%, 02/15/27		34	33,704
4.38%, 07/15/30		144	131,898
3.38%, 01/15/31		79	69,125
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29		168	165,900
Victors Merger Corp., 6.38%, 05/15/29		51	41,748

			1,052,731

Building Products(e) — 0.2%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29		32	29,562
Foundation Building Materials, Inc., 6.00%, 03/01/29		58	52,200
GYP Holdings III Corp., 4.63%, 05/01/29		76	70,377
LBM Acquisition LLC, 6.25%, 01/15/29		154	144,246
Patrick Industries, Inc., 4.75%, 05/01/29		20	17,200
Specialty Building Products Holdings LLC/SBP
Finance Corp., 6.38%, 09/30/26		79	80,327
SRS Distribution, Inc.
4.63%, 07/01/28		152	145,192
6.13%, 07/01/29		127	117,157
6.00%, 12/01/29		131	121,175
White Cap Buyer LLC, 6.88%, 10/15/28		208	197,099
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(i)		67	65,827

			1,040,362

Capital Markets — 0.3%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29(e)		36	34,591
Blackstone Private Credit Fund, 4.70%, 03/24/25(e)		127	128,854
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(g)(h)		265	238,002
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(e)		65	61,100
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		15	13,609
Icahn Enterprises LP/Icahn Enterprises Finance
Corp.
4.75%, 09/15/24		101	101,460
5.25%, 05/15/27		163	159,972
4.38%, 02/01/29		87	79,822
Kane Bidco Ltd., 6.50%, 02/15/27(a)	GBP	100	127,771
NFP Corp.(e)
4.88%, 08/15/28	USD	138	131,790
6.88%, 08/15/28		673	642,715

			1,719,686

Chemicals — 0.5%
Ashland LLC, 3.38%, 09/01/31(e)		109	96,192
Axalta Coating Systems LLC, 3.38%, 02/15/29(e)		300	263,760
Chemours Co., 5.75%, 11/15/28(e)		38	36,922
Diamond (BC) B.V., 4.63%, 10/01/29(e)		99	88,852

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Element Solutions, Inc., 3.88%, 09/01/28(e)	USD	434	$405,247
EverArc Escrow Sarl, 5.00%, 10/30/29(e)		176	160,820
GCP Applied Technologies, Inc., 5.50%, 04/15/26(e)		134	135,675
HB Fuller Co., 4.25%, 10/15/28		31	29,022
Herens Holdco Sarl, 4.75%, 05/15/28(e)		200	179,346
Herens Midco Sarl, 5.25%, 05/15/29(a)	EUR	100	94,452
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(e)	USD	197	199,462
Ingevity Corp., 3.88%, 11/01/28(e)		23	20,788
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(e)(i)		73	70,810
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(e)		36	33,493
Lune Holdings Sarl, 5.63%, 11/15/28(a)	EUR	100	98,884
Minerals Technologies, Inc., 5.00%, 07/01/28(e)	USD	55	52,388
PMHC II, Inc., 9.00%, 02/15/30(e)		26	22,880
SCIH Salt Holdings, Inc., 6.63%, 05/01/29(e)		45	40,394
Scotts Miracle-Gro Co.
4.00%, 04/01/31		80	69,759
4.38%, 02/01/32		8	7,085
WESCO Distribution, Inc.(e)
7.13%, 06/15/25		49	50,976
7.25%, 06/15/28		146	155,072
WR Grace Holdings LLC, 5.63%, 08/15/29(e)		400	374,040

			2,686,319

Commercial Services & Supplies — 0.3%
AMN Healthcare, Inc., 4.00%, 04/15/29(e)		28	25,936
APX Group, Inc., 5.75%, 07/15/29(e)		86	78,460
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(e)		33	32,512
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(a)	EUR	100	105,862
EC Finance PLC, 3.00%, 10/15/26(a)		100	108,421
Fortress Transportation & Infrastructure Investors LLC(e)
6.50%, 10/01/25	USD	24	23,820
9.75%, 08/01/27		17	17,761
5.50%, 05/01/28		95	86,369
Herc Holdings, Inc., 5.50%, 07/15/27(e)		85	86,190
Hertz Corp.(e)
4.63%, 12/01/26		40	37,353
5.00%, 12/01/29		64	57,920
Metis Merger Sub LLC, 6.50%, 05/15/29(e)		68	63,991
NESCO Holdings II, Inc., 5.50%, 04/15/29(e)		74	72,705
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(e)		71	68,515
Prime Security Services Borrower LLC/Prime
Finance, Inc., 6.25%, 01/15/28(e)		164	160,490
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(e)		202	195,435
Team Health Holdings, Inc., 6.38%, 02/01/25(e)		103	92,443
United Rentals North America, Inc., 5.25%, 01/15/30		2	2,063

			1,316,246

Communications Equipment(e) — 0.2%
Avaya, Inc., 6.13%, 09/15/28		223	219,916
Ciena Corp., 4.00%, 01/31/30		34	32,725
CommScope Technologies LLC, 6.00%, 06/15/25		119	112,706
CommScope, Inc.
6.00%, 03/01/26		24	24,278

Security		Par (000)	Value

Communications Equipment (continued)
CommScope, Inc. (continued)
8.25%, 03/01/27	USD	54	$52,515
7.13%, 07/01/28		106	95,758
4.75%, 09/01/29		149	137,230
ViaSat, Inc.
5.63%, 09/15/25		77	75,204
5.63%, 04/15/27		21	20,685
6.50%, 07/15/28		48	46,080
Viavi Solutions, Inc., 3.75%, 10/01/29		107	100,411

			917,508

Construction Materials(e) — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28		125	120,086
3.88%, 11/15/29		14	13,055
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		35	32,977
H&E Equipment Services, Inc., 3.88%, 12/15/28		20	18,750
IAA, Inc., 5.50%, 06/15/27		159	159,397
Picasso Finance Sub, Inc., 6.13%, 06/15/25		82	83,333
Thor Industries, Inc., 4.00%, 10/15/29		54	47,407
Williams Scotsman International, Inc., 4.63%, 08/15/28		74	72,150
Winnebago Industries, Inc., 6.25%, 07/15/28		45	45,506

			592,661

Consumer Discretionary(e) — 0.5%
APi Escrow Corp., 4.75%, 10/15/29		32	29,720
APi Group DE, Inc., 4.13%, 07/15/29		42	38,707
Carnival Corp.
10.50%, 02/01/26		263	292,432
5.75%, 03/01/27		314	299,451
9.88%, 08/01/27		140	154,745
4.00%, 08/01/28		382	355,260
6.00%, 05/01/29		199	187,526
CoreLogic, Inc., 4.50%, 05/01/28		167	157,448
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26		52	49,920
Life Time, Inc.
5.75%, 01/15/26		80	79,919
8.00%, 04/15/26		57	56,909
Lindblad Expeditions LLC, 6.75%, 02/15/27		56	56,140
NCL Corp. Ltd.
5.88%, 03/15/26		96	91,215
7.75%, 02/15/29		35	35,243
NCL Finance Ltd., 6.13%, 03/15/28		96	89,025
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/28		60	60,432
5.88%, 10/01/30		66	66,165
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23		42	44,691
9.13%, 06/15/23		54	56,228
11.50%, 06/01/25		57	62,635
5.50%, 08/31/26		36	34,985
5.38%, 07/15/27		123	118,176
5.50%, 04/01/28		144	137,277
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29		59	53,852

			2,608,101

Consumer Finance — 0.5%
American Express Co., (5 year CMT + 2.85%), 3.55%(g)(h)		235	214,155

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
Block, Inc., 3.50%, 06/01/31(e)	USD	235	$215,025
HealthEquity, Inc., 4.50%, 10/01/29(e)		127	120,332
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(e)		80	76,689
Navient Corp.
7.25%, 09/25/23		3	3,116
6.13%, 03/25/24		93	94,628
5.88%, 10/25/24		77	78,551
5.50%, 03/15/29		87	81,019
OneMain Finance Corp.
6.88%, 03/15/25		151	158,780
8.88%, 06/01/25		27	28,446
3.50%, 01/15/27		97	89,725
6.63%, 01/15/28		8	8,380
5.38%, 11/15/29		18	17,488
4.00%, 09/15/30		55	48,538
Sabre Global, Inc.(e)
9.25%, 04/15/25		284	314,852
7.38%, 09/01/25		81	84,583
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(e)		109	106,002
SLM Corp., 3.13%, 11/02/26		56	51,940
Verscend Escrow Corp., 9.75%, 08/15/26(e)		851	885,040

			2,677,289

Containers & Packaging — 0.0%
International Paper Co., 7.30%, 11/15/39		5	6,587
Intertape Polymer Group, Inc., 4.38%, 06/15/29(e)		43	44,290
LABL, Inc., 5.88%, 11/01/28(e)		84	78,750
Sealed Air Corp., 4.00%, 12/01/27(e)		23	22,425

			152,052

Diversified Consumer Services — 0.5%
Allied Universal Holdco LLC/Allied Universal
Finance Corp.(e)
6.63%, 07/15/26		655	662,749
9.75%, 07/15/27		101	104,395
6.00%, 06/01/29		600	529,299
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28(e)		400	375,920
Brink’s Co., 5.50%, 07/15/25(e)		15	15,117
Clarivate Science Holdings Corp.(e)
3.88%, 07/01/28		131	124,944
4.88%, 07/01/29		180	169,346
Garda World Security Corp.(e)
4.63%, 02/15/27		26	24,920
9.50%, 11/01/27		45	46,125
Rekeep SpA, 7.25%, 02/01/26(a)	EUR	100	115,050
Service Corp. International, 4.00%, 05/15/31	USD	192	178,623
Sotheby’s, 7.38%, 10/15/27(e)		200	204,818

			2,551,306

Diversified Financial Services — 0.3%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(e)		200	183,750
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(e)		24	21,420
Central Garden & Pet Co.
4.13%, 10/15/30		82	74,005
4.13%, 04/30/31(e)		62	55,800
Citigroup, Inc.(g)(h)
Series W, (5 year CMT + 3.60%), 4.00%		50	48,000

Security		Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc.(g)(h) (continued)
Series Y, (5 year CMT + 3.00%), 4.15%	USD	10	$9,369
Clydesdale Acquisition Holdings, Inc.(e)(j)
6.63%, 04/15/29		121	122,361
8.75%, 04/15/30		102	96,007
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(a)	GBP	100	130,380
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(e)(i)	USD	25	22,438
Intrum AB, 4.88%, 08/15/25(a)	EUR	100	111,342
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(e)	USD	200	191,496
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29(e)		44	41,497
OWL Rock Core Income Corp., 5.50%, 03/21/25(e)		55	54,860
Spectrum Brands, Inc.(e)
5.00%, 10/01/29		18	16,933
5.50%, 07/15/30		50	48,000
3.88%, 03/15/31		18	15,880
UBS Group AG, (5 year CMT + 3.31%), 4.38%(e)(g)(h)		345	311,362
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, 02/01/30(e)		52	48,925

			1,603,825

Diversified Telecommunication Services — 0.8%
Consolidated Communications, Inc., 6.50%, 10/01/28(e)		157	144,660
Level 3 Financing, Inc.(e)
4.25%, 07/01/28		126	115,669
3.63%, 01/15/29		64	56,000
3.75%, 07/15/29		53	46,970
Lumen Technologies, Inc.
5.13%, 12/15/26(e)		439	418,147
4.00%, 02/15/27(e)		45	41,910
4.50%, 01/15/29(e)		181	155,659
5.38%, 06/15/29(e)		153	136,266
Series P, 7.60%, 09/15/39		26	24,970
Series U, 7.65%, 03/15/42		41	39,565
SoftBank Group Corp., 5.00%, 04/15/28(a)	EUR	100	105,059
Sprint Capital Corp.
6.88%, 11/15/28.	USD	324	375,416
8.75%, 03/15/32		450	606,150
Switch Ltd.(e)
3.75%, 09/15/28		99	96,005
4.13%, 06/15/29		202	198,718
Telecom Italia Capital SA
6.38%, 11/15/33		58	55,432
6.00%, 09/30/34		134	125,969
7.20%, 07/18/36		14	13,615
7.72%, 06/04/38		23	23,456
Telecom Italia SpA, 2.88%, 01/28/26(a)	EUR	100	106,319
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(e)	USD	45	40,500
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(e)		81	76,445
Zayo Group Holdings, Inc.(e)
4.00%, 03/01/27		612	563,181
6.13%, 03/01/28		746	667,670

			4,233,751

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities — 0.2%
Edison International, (5 year CMT + 4.70%),
5.38%(g)(h)	USD	100	$96,475
FirstEnergy Corp.
2.65%, 03/01/30		85	77,171
Series B, 2.25%, 09/01/30		6	5,310
Series C, 7.38%, 11/15/31		14	17,267
Series C, 3.40%, 03/01/50		255	214,784
FirstEnergy Transmission LLC(e)
5.45%, 07/15/44		139	151,538
4.55%, 04/01/49		51	48,725
PG&E Corp., 5.25%, 07/01/30		59	57,224
Pike Corp., 5.50%, 09/01/28(e)		130	122,525
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 5.02%, 11/10/21(b)(c)(f)		2,375	—

			791,019

Electrical Equipment — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(e)		291	291,272
GrafTech Finance, Inc., 4.63%, 12/15/28(e)		66	61,375
NM Holdings Co. LLC, Series B, 9.50%, 07/01/05(b)(c)(f)		5,125	—

			352,647

Electronic Equipment, Instruments & Components — 0.2%
BWX Technologies, Inc.(e)
4.13%, 06/30/28		86	82,782
4.13%, 04/15/29		68	65,450
Energizer Holdings, Inc.(e)
4.75%, 06/15/28		34	30,882
4.38%, 03/31/29		6	5,253
Imola Merger Corp., 4.75%, 05/15/29(e)		192	184,888
Vertiv Group Corp., 4.13%, 11/15/28(e)		649	592,287
Xerox Corp., 4.80%, 03/01/35		53	45,898

			1,007,440

Energy Equipment & Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.(e)
6.88%, 04/01/27		106	107,189
6.25%, 04/01/28		166	163,608
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		53	53,477
6.88%, 09/01/27		235	235,902
Vallourec SA, 8.50%, 06/30/26(a)	EUR	8	9,053
Weatherford International Ltd.(e)
6.50%, 09/15/28	USD	4	4,135
8.63%, 04/30/30		68	69,044

			642,408

Environmental, Maintenance & Security Service — 0.1%
Covanta Holding Corp.
4.88%, 12/01/29(e)		62	59,191
5.00%, 09/01/30		50	47,375
GFL Environmental, Inc.(e)
3.75%, 08/01/25		85	83,445
5.13%, 12/15/26		88	88,748
4.00%, 08/01/28		142	130,640
3.50%, 09/01/28		65	61,025
4.75%, 06/15/29		83	78,954
4.38%, 08/15/29		33	30,484

Security		Par (000)	Value

Environmental, Maintenance & Security Service (continued)
Stericycle, Inc., 3.88%, 01/15/29(e)	USD	49	$45,570
Tervita Corp., 11.00%, 12/01/25(e)		25	28,316
Waste Pro USA, Inc., 5.50%, 02/15/26(e)		104	98,288

			752,036

Equity Real Estate Investment Trusts (REITs) — 0.4%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27(e)		57	53,199
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(e)		52	49,021
Diversified Healthcare Trust, 9.75%, 06/15/25		53	55,783
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(e)		46	42,319
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(e)		59	56,050
Iron Mountain, Inc.(e)
5.25%, 07/15/30		88	86,240
5.63%, 07/15/32		66	65,028
MGM Growth Properties Operating Partnership
LP/MGP Finance Co.-Issuer, Inc.
4.63%, 06/15/25(e)		205	206,538
4.50%, 09/01/26		139	139,695
4.50%, 01/15/28		318	320,385
3.88%, 02/15/29(e)		101	99,233
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29		306	302,940
3.50%, 03/15/31		249	231,249
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		307	295,423
4.50%, 02/15/29(e)		24	22,560
RLJ Lodging Trust LP(e)
3.75%, 07/01/26		40	38,000
4.00%, 09/15/29		31	28,671
Service Properties Trust
4.35%, 10/01/24		12	11,550
7.50%, 09/15/25		79	82,875
5.50%, 12/15/27		42	40,509

			2,227,268

Food & Staples Retailing — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(e)
3.25%, 03/15/26		146	137,973
4.63%, 01/15/27		11	10,634
4.88%, 02/15/30		68	66,215
Kraft Heinz Foods Co.
6.50%, 02/09/40		35	41,738
4.88%, 10/01/49		61	64,271
5.50%, 06/01/50		253	287,289
Lamb Weston Holdings, Inc.(e)
4.88%, 05/15/28		18	18,000
4.13%, 01/31/30		53	49,493
4.38%, 01/31/32		51	47,645
Ocado Group PLC, 3.88%, 10/08/26(a)	GBP	100	116,910
Performance Food Group, Inc., 4.25%, 08/01/29(e)	USD	105	95,681
Post Holdings, Inc.(e)
5.50%, 12/15/29		11	10,584
4.63%, 04/15/30		45	40,520

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing (continued)
Post Holdings, Inc.(e) (continued)
4.50%, 09/15/31	USD	21	$18,606
U.S. Foods, Inc., 4.75%, 02/15/29(e)		115	109,681
United Natural Foods, Inc., 6.75%, 10/15/28(e)		28	28,700

			1,143,940

Food Products(e) — 0.2%
Aramark Services, Inc.
6.38%, 05/01/25		96	98,547
5.00%, 02/01/28		52	50,440
Chobani LLC/Chobani Finance Corp, Inc., 7.50%, 04/15/25		352	340,314
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28		76	70,110
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/31		113	104,890
Pilgrim’s Pride Corp.
4.25%, 04/15/31		8	7,400
3.50%, 03/01/32		178	155,391
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/29		110	103,125

			930,217

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(e)		29	27,188

Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.(e)
4.63%, 07/15/28		318	314,502
3.88%, 11/01/29		63	59,220
Embecta Corp.
5.00%, 02/15/30(e)		33	31,126
6.75%, 02/15/30(j)		49	49,123
Hologic, Inc., 3.25%, 02/15/29(e)		24	22,410
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(e)
7.38%, 06/01/25		171	176,130
7.25%, 02/01/28		152	156,560

			809,071

Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.(e)
5.50%, 07/01/28		66	66,330
5.00%, 04/15/29		44	43,438
AdaptHealth LLC(e)
6.13%, 08/01/28		24	23,820
5.13%, 03/01/30		16	14,860
AHP Health Partners, Inc., 5.75%, 07/15/29(e)		105	97,650
Akumin Escrow, Inc., 7.50%, 08/01/28(e)		19	15,105
Cano Health LLC, 6.25%, 10/01/28(e)		40	38,400
Centene Corp.
4.25%, 12/15/27		59	59,221
2.45%, 07/15/28		198	180,913
4.63%, 12/15/29		70	70,566
3.00%, 10/15/30		382	350,856
2.50%, 03/01/31		462	407,729
2.63%, 08/01/31		135	120,150
CHS/Community Health Systems, Inc.(e)
8.00%, 03/15/26		410	426,982
5.63%, 03/15/27		173	176,189
6.00%, 01/15/29		136	137,421
6.88%, 04/15/29		34	33,405

Security		Par (000)	Value

Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.(e) (continued) 6.13%, 04/01/30	USD	91	$84,673
DaVita, Inc., 4.63%, 06/01/30(e)		3	2,801
Encompass Health Corp.
4.50%, 02/01/28		16	15,680
4.75%, 02/01/30		123	118,080
4.63%, 04/01/31		66	61,779
HCA, Inc.
5.63%, 09/01/28		200	216,250
3.50%, 09/01/30		354	341,987
Legacy LifePoint Health LLC(e)
6.75%, 04/15/25		116	119,855
4.38%, 02/15/27		44	42,508
LifePoint Health, Inc., 5.38%, 01/15/29(e)		74	69,921
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/29(e)		31	28,899
ModivCare, Inc., 5.88%, 11/15/25(e)		23	23,223
Molina Healthcare, Inc.(e)
4.38%, 06/15/28		12	11,875
3.88%, 11/15/30		79	75,840
3.88%, 05/15/32		64	60,861
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29(e)		363	337,470
Owens & Minor, Inc., 6.63%, 04/01/30(e)		46	47,334
Prime Healthcare Services, Inc., 7.25%, 11/01/25(e)		149	152,724
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(e)		17	17,783
Surgery Center Holdings, Inc.(e)
6.75%, 07/01/25		145	144,456
10.00%, 04/15/27		276	289,800
Teleflex, Inc., 4.25%, 06/01/28(e)		42	40,897
Tenet Healthcare Corp.(e)
4.88%, 01/01/26		202	203,767
5.13%, 11/01/27		343	344,614
4.63%, 06/15/28		26	25,513
6.13%, 10/01/28		55	55,894
4.25%, 06/01/29		39	37,391

			5,234,910

Health Care Technology — 0.2%
Catalent Pharma Solutions, Inc.(e)
5.00%, 07/15/27		41	41,478
3.13%, 02/15/29		48	43,628
3.50%, 04/01/30		134	122,275
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(e)		229	229,000
Charles River Laboratories International, Inc.(e)
4.25%, 05/01/28		46	44,965
3.75%, 03/15/29		11	10,375
4.00%, 03/15/31		31	29,101
Chrome Bidco SASU, 3.50%, 05/31/28(a)	EUR	100	105,691
Minerva Merger Sub, Inc., 6.50%, 02/15/30(e)	USD	174	168,802
Syneos Health, Inc., 3.63%, 01/15/29(e)		166	153,343

			948,658

Healthcare — 0.0%
Akumin, Inc., 7.00%, 11/01/25(e)		23	19,090

Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC/New Red Finance, Inc.(e)
3.88%, 01/15/28		60	56,852
4.38%, 01/15/28		234	224,640
4.00%, 10/15/30		12	10,824

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Affinity Gaming, 6.88%, 12/15/27(e)	USD	49	$47,653
Boyd Gaming Corp.
8.63%, 06/01/25(e)		39	40,964
4.75%, 12/01/27		58	57,710
4.75%, 06/15/31(e)		160	154,200
Boyne USA, Inc., 4.75%, 05/15/29(e)		94	90,240
Caesars Entertainment, Inc.(e)
6.25%, 07/01/25		481	496,604
8.13%, 07/01/27		361	386,795
4.63%, 10/15/29		172	160,820
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(e)		151	154,108
CCM Merger, Inc., 6.38%, 05/01/26(e)		53	53,530
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(e)(j)		177	178,770
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(e)		384	394,335
6.50%, 10/01/28		19	19,333
Churchill Downs, Inc., 4.75%, 01/15/28(e)		129	125,130
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(e)
4.63%, 01/15/29		179	169,603
6.75%, 01/15/30		182	167,435
Food Service Project SA, 5.50%, 01/21/27(a)	EUR	100	108,286
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28(e)	USD	108	111,737
4.88%, 01/15/30		186	185,581
4.00%, 05/01/31(e)		73	68,894
MGM Resorts International, 5.75%, 06/15/25		73	74,826
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(e)		80	73,749
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(e)		76	84,075
Penn National Gaming, Inc., 4.13%, 07/01/29(e)		24	21,485
Powdr Corp., 6.00%, 08/01/25(e)		67	68,508
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(e)
5.63%, 09/01/29		34	29,221
5.88%, 09/01/31		37	31,585
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(e)		57	54,749
Scientific Games International, Inc.(e)
8.63%, 07/01/25		65	68,331
8.25%, 03/15/26		301	313,416
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(e)		211	220,231
Station Casinos LLC, 4.63%, 12/01/31(e)		89	81,408
Vail Resorts, Inc., 6.25%, 05/15/25(e)		89	91,926
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(e)		44	42,350
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(e)		198	186,367
Yum! Brands, Inc.
4.75%, 01/15/30(e)		24	23,535
5.35%, 11/01/43		14	13,615

			4,943,421

Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(e)
4.63%, 08/01/29		32	28,219

Security	Par (000)		Value

Household Durables (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co.(e) (continued)
4.63%, 04/01/30	USD	46	$40,074
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(e)
5.00%, 06/15/29		67	60,837
4.88%, 02/15/30		256	228,945
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(e)		104	106,860
Forestar Group, Inc., 3.85%, 05/15/26(e)		33	30,772
K Hovnanian Enterprises, Inc., 10.00%, 11/15/25(e)		20	21,150
Mattamy Group Corp., 4.63%, 03/01/30(e)		72	67,630
NCR Corp.(e)
5.75%, 09/01/27		20	20,000
5.00%, 10/01/28		57	54,577
5.13%, 04/15/29		30	28,840
6.13%, 09/01/29		78	78,195
New Home Co., Inc., 7.25%, 10/15/25(e)		22	21,270
Newell Brands, Inc., 5.75%, 04/01/46		35	36,575
SWF Escrow Issuer Corp., 6.50%, 10/01/29(e)		88	76,050
Taylor Morrison Communities, Inc., 5.13%, 08/01/30(e)		20	19,550
Tempur Sealy International, Inc.(e)
4.00%, 04/15/29		87	79,024
3.88%, 10/15/31		88	75,460
Tri Pointe Homes, Inc., 5.70%, 06/15/28		18	17,969

			1,091,997

Household Products — 0.0%
Energizer Holdings, Inc., 6.50%, 12/31/27(e)		38	37,620

Independent Power and Renewable Electricity Producers(e) — 0.2%
Calpine Corp.
5.25%, 06/01/26		28	28,140
5.13%, 03/15/28		451	429,613
4.63%, 02/01/29		22	20,240
5.00%, 02/01/31		21	19,110
3.75%, 03/01/31		4	3,581
Clearway Energy Operating LLC
4.75%, 03/15/28		20	20,086
3.75%, 01/15/32		82	75,440
NRG Energy, Inc.
3.63%, 02/15/31		91	80,043
3.88%, 02/15/32		78	68,640
TerraForm Power Operating LLC, 4.75%, 01/15/30		74	72,172
Vistra Corp., (5 year CMT + 6.93%), 8.00%(g)(h)		138	139,379

			956,444

Insurance(e) — 0.4%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29		71	65,649
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27		371	356,854
6.75%, 10/15/27		731	722,184
5.88%, 11/01/29		380	365,275
AmWINS Group, Inc., 4.88%, 06/30/29		82	78,722
BroadStreet Partners, Inc., 5.88%, 04/15/29		17	15,852
GTCR AP Finance, Inc., 8.00%, 05/15/27		4	4,046
HUB International Ltd.
7.00%, 05/01/26		416	420,807

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Insurance (continued)
HUB International Ltd. (continued)
5.63%, 12/01/29	USD	16	$15,280
Ryan Specialty Group LLC, 4.38%, 02/01/30		43	40,635

			2,085,304

Interactive Media & Services — 0.1%
Arches Buyer, Inc., 4.25%, 06/01/28(e)		36	33,583
Iliad SA, 2.38%, 06/17/26(a)	EUR	100	107,333
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(e)
4.75%, 04/30/27	USD	96	91,152
6.00%, 02/15/28		71	62,324
10.75%, 06/01/28		30	31,275
Twitter, Inc.(e)
3.88%, 12/15/27		103	100,039
5.00%, 03/01/30		86	85,570
United Group BV, 5.25%, 02/01/30(a)	EUR	100	103,309

			614,585

Internet Software & Services(e) — 0.2%
ANGI Group LLC, 3.88%, 08/15/28	USD	106	89,797
Endurance International Group Holdings, Inc., 6.00%, 02/15/29		34	29,326
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29		40	36,779
Match Group Holdings II LLC
4.63%, 06/01/28		43	41,656
4.13%, 08/01/30		65	60,910
3.63%, 10/01/31		35	31,305
Uber Technologies, Inc.
7.50%, 05/15/25		242	252,527
8.00%, 11/01/26		92	97,768
7.50%, 09/15/27		188	200,457
6.25%, 01/15/28		314	324,657
4.50%, 08/15/29		149	139,688

			1,304,870

IT Services — 0.5%
Ahead DB Holdings LLC, 6.63%, 05/01/28(e)		35	31,270
Booz Allen Hamilton, Inc.(e)
3.88%, 09/01/28		101	97,494
4.00%, 07/01/29		145	141,584
CA Magnum Holdings, 5.38%, 10/31/26(e)		201	195,975
Camelot Finance SA, 4.50%, 11/01/26(e)		50	48,625
Dun & Bradstreet Corp., 5.00%, 12/15/29(e)		162	152,280
Fair Isaac Corp., 4.00%, 06/15/28(e)		63	60,992
Fiserv, Inc., 2.25%, 06/01/27		1,385	1,308,047
Gartner, Inc.(e)
4.50%, 07/01/28		83	82,688
3.63%, 06/15/29		48	45,000
3.75%, 10/01/30		66	61,957
KBR, Inc., 4.75%, 09/30/28(e)		61	59,471
Rackspace Technology Global, Inc., 5.38%, 12/01/28(e)		18	15,618
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(e)		190	191,662
Twilio, Inc., 3.88%, 03/15/31		112	104,106
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(e)		157	143,502

			2,740,271

Security	Par (000)		Value

Leisure Products — 0.1%
Mattel, Inc.
5.88%, 12/15/27(e)	USD	34	$35,567
3.75%, 04/01/29(e)		45	43,300
6.20%, 10/01/40		65	74,771
5.45%, 11/01/41		119	126,676

			280,314

Machinery — 0.4%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(e)		35	32,900
Clark Equipment Co., 5.88%, 06/01/25(e)		24	24,210
Colfax Corp., 6.38%, 02/15/26(e)		63	64,987
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(e)(i)		445	462,800
Madison IAQ LLC(e)
4.13%, 06/30/28		31	28,571
5.88%, 06/30/29		831	745,822
Mueller Water Products, Inc., 4.00%, 06/15/29(e)		34	32,206
OT Merger Corp., 7.88%, 10/15/29(e)		37	32,005
Schenck Process Holding GmbH/Darmstadt, 5.38%, 06/15/23(a)	EUR	100	109,242
Terex Corp., 5.00%, 05/15/29(e)	USD	102	97,764
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(e)		163	161,969
TK Elevator Holdco GmbH, 7.63%, 07/15/28(e)		200	198,250
TK Elevator US Newco Inc., 5.25%, 07/15/27(e)		200	197,806

			2,188,532

Media — 2.5%
Adelphia Communications Corp., 10.50%, 12/31/49(b)(c)(f)		400	—
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(e)		34	32,179
Altice Financing SA(e)
5.00%, 01/15/28		204	182,855
5.75%, 08/15/29		251	228,180
Altice France Holding SA(e)
10.50%, 05/15/27		742	776,507
6.00%, 02/15/28		272	234,600
AMC Entertainment Holdings, Inc.(e)
7.50%, 02/15/29		148	143,820
(10.00% Cash or 12.00% PIK), 10.00%, 06/15/26(i)		115	103,257
AMC Networks, Inc., 4.25%, 02/15/29		39	36,395
Cable One, Inc.
1.13%, 03/15/28		66	59,004
4.00%, 11/15/30(e)		44	40,578
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(e)		38	38,056
5.00%, 02/01/28(e)		34	33,643
5.38%, 06/01/29(e)		117	117,000
4.75%, 03/01/30(e)		22	21,125
4.50%, 08/15/30(e)		103	96,644
4.25%, 02/01/31(e)		273	247,747
4.75%, 02/01/32(e)		78	72,637
4.50%, 05/01/32		199	182,025
4.50%, 06/01/33(e)		95	85,262
4.25%, 01/15/34(e)		282	244,916
Clear Channel International BV, 6.63%, 08/01/25(e)		200	203,500
Clear Channel Outdoor Holdings, Inc.(e)
7.75%, 04/15/28		222	223,161

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Clear Channel Outdoor Holdings, Inc.(e) (continued)
7.50%, 06/01/29	USD	298	$297,361
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(e)		550	544,054
Connect Finco SARL/Connect U.S. Finco LLC,
6.75%, 10/01/26(e)		738	750,834
CSC Holdings LLC
5.25%, 06/01/24		344	344,435
4.13%, 12/01/30(e)		223	195,541
3.38%, 02/15/31(e)		205	172,712
Directv Financing LLC/Directv Financing Co.- Obligor, Inc., 5.88%, 08/15/27(e)		155	152,481
DISH DBS Corp.
5.88%, 07/15/22		582	584,898
5.25%, 12/01/26(e)		463	441,007
5.75%, 12/01/28(e)		301	284,821
5.13%, 06/01/29		107	91,120
Frontier Communications Holdings LLC(e)
5.88%, 10/15/27		138	137,075
5.00%, 05/01/28		291	279,360
6.75%, 05/01/29		146	140,160
6.00%, 01/15/30		120	111,000
GCI LLC, 4.75%, 10/15/28(e)		29	28,312
iHeartCommunications, Inc., 8.38%, 05/01/27		11	11,718
Iliad Holding SASU(e)
6.50%, 10/15/26		200	200,540
7.00%, 10/15/28		200	200,296
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR	100	103,575
Lamar Media Corp., 4.00%, 02/15/30	USD	57	54,221
LCPR Senior Secured Financing DAC(e)
6.75%, 10/15/27		180	184,914
5.13%, 07/15/29		200	190,939
Liberty Broadband Corp., 2.75%, 09/30/50(e)(k)		481	474,398
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(e)(i)		199	138,406
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(e)		180	173,475
Live Nation Entertainment, Inc.(e)
4.88%, 11/01/24		9	9,036
6.50%, 05/15/27		342	364,237
4.75%, 10/15/27		30	29,250
3.75%, 01/15/28		27	25,377
Outfront Media Capital LLC/Outfront Media Capital Corp.(e)
5.00%, 08/15/27		25	24,440
4.25%, 01/15/29		43	40,001
4.63%, 03/15/30		4	3,765
Radiate Holdco LLC/Radiate Finance, Inc.(e)
4.50%, 09/15/26		759	732,435
6.50%, 09/15/28		395	373,522
Scripps Escrow II, Inc., 3.88%, 01/15/29(e)		5	4,646
Sinclair Television Group, Inc., 4.13%, 12/01/30(e)		100	89,167
Sirius XM Radio, Inc.(e)
3.13%, 09/01/26		156	147,494
4.00%, 07/15/28		134	127,300
4.13%, 07/01/30		45	42,128
3.88%, 09/01/31		159	144,690
Stagwell Global LLC, 5.63%, 08/15/29(e)		32	30,188
Terrier Media Buyer, Inc., 8.88%, 12/15/27(e)		100	101,750

Security	Par (000)		Value

Media (continued)
Univision Communications, Inc.(e)
5.13%, 02/15/25	USD	107	$107,090
6.63%, 06/01/27		6	6,285
UPC Broadband Finco BV, 4.88%, 07/15/31(e)		200	187,774
Videotron Ltd., 3.63%, 06/15/29(e)		85	78,811
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(e)		200	186,500
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(e)		242	232,320
WMG Acquisition Corp., 3.88%, 07/15/30(e)		7	6,668
Ziggo Bond Co. BV, 5.13%, 02/28/30(e)		200	186,126

			12,971,744

Metals & Mining — 0.4%
Allegheny Technologies, Inc.
4.88%, 10/01/29		32	30,326
5.13%, 10/01/31		37	34,696
Arconic Corp.(e)
6.00%, 05/15/25		13	13,299
6.13%, 02/15/28		145	145,488
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(e)		334	350,439
Carpenter Technology Corp., 7.63%, 03/15/30		49	50,172
Commercial Metals Co.
4.13%, 01/15/30		23	21,476
4.38%, 03/15/32		24	22,290
Constellium SE, 3.75%, 04/15/29(e)		250	224,375
ERO Copper Corp., 6.50%, 02/15/30(e)		50	48,713
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(e)		38	41,135
Kaiser Aluminum Corp.(e)
4.63%, 03/01/28		118	110,844
4.50%, 06/01/31		38	34,260
New Gold, Inc., 7.50%, 07/15/27(e)		170	176,375
Novelis Corp.(e)
3.25%, 11/15/26		133	127,052
4.75%, 01/30/30		344	333,978
3.88%, 08/15/31		139	127,138
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(e)		39	36,368
U.S. Steel Corp., 6.88%, 03/01/29		130	135,200

			2,063,624

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%, 11/01/23(e)		9	9,153

Multiline Retail — 0.0%
Bath & Body Works, Inc., 7.60%, 07/15/37		96	99,600
Macy’s Retail Holdings LLC(e)
5.88%, 03/15/30		15	14,798
6.13%, 03/15/32		15	14,812
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(e)		123	126,321

			255,531

Oil, Gas & Consumable Fuels — 2.6%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(e)		110	114,147
Antero Midstream Partners LP/Antero Midstream Finance Corp.(e)
5.75%, 03/01/27		66	67,214
5.75%, 01/15/28		15	15,319
5.38%, 06/15/29		66	65,933

9

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp.(e)
7.63%, 02/01/29	USD	46	$49,723
5.38%, 03/01/30		25	25,531
Apache Corp.
4.25%, 01/15/30		78	78,625
5.10%, 09/01/40		130	130,975
5.25%, 02/01/42		18	17,910
5.35%, 07/01/49		41	39,463
Arcosa, Inc., 4.38%, 04/15/29(e)		117	111,004
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.(e)
9.00%, 11/01/27		298	408,260
5.88%, 06/30/29		71	70,154
Brand Industrial Services, Inc., 8.50%, 07/15/25(e)		314	292,045
Buckeye Partners LP
5.85%, 11/15/43		16	13,639
5.60%, 10/15/44		6	5,030
Callon Petroleum Co.
6.13%, 10/01/24		33	32,835
9.00%, 04/01/25(e)		237	251,220
6.38%, 07/01/26		14	13,921
8.00%, 08/01/28(e)		197	207,671
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(a)	EUR	100	95,313
Centennial Resource Production LLC, 6.88%, 04/01/27(e)	USD	36	36,184
Cheniere Energy Partners LP
4.50%, 10/01/29		198	198,990
4.00%, 03/01/31		174	168,674
3.25%, 01/31/32(e)		205	186,404
Cheniere Energy, Inc., 4.63%, 10/15/28		540	541,809
Chesapeake Energy Corp.(e)
5.88%, 02/01/29		5	5,163
6.75%, 04/15/29		166	175,816
CITGO Petroleum Corp.(e)
7.00%, 06/15/25		90	90,562
6.38%, 06/15/26		74	74,457
Civitas Resources, Inc., 5.00%, 10/15/26(e)		28	27,756
CNX Midstream Partners LP, 4.75%, 04/15/30(e)		30	28,094
CNX Resources Corp., 6.00%, 01/15/29(e)		27	27,270
Colgate Energy Partners III LLC(e)
7.75%, 02/15/26		38	40,508
5.88%, 07/01/29		129	132,993
Comstock Resources, Inc.(e)
7.50%, 05/15/25		96	97,440
6.75%, 03/01/29		137	141,326
5.88%, 01/15/30		152	149,766
CQP Holdco LP/BIP-V Chinook Holdco LLC,
5.50%, 06/15/31(e)		250	245,600
Crescent Energy Finance LLC, 7.25%, 05/01/26(e)		222	223,035
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(e)
5.63%, 05/01/27		11	10,899
6.00%, 02/01/29		8	7,970
8.00%, 04/01/29		27	28,819
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(e)		435	443,367
DCP Midstream Operating LP(e)
6.45%, 11/03/36		250	288,062
6.75%, 09/15/37		8	9,380

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc.(e)
4.13%, 06/15/29	USD	132	$126,562
4.38%, 06/15/31		152	145,540
Dycom Industries, Inc., 4.50%, 04/15/29(e)		33	31,103
eG Global Finance PLC
6.75%, 02/07/25(e)		200	199,500
6.25%, 10/30/25(a)	EUR	142	156,441
Energy Transfer LP, Series H, (5 year CMT + 5.69%), 6.50%(g)(h)	USD	204	200,491
EnLink Midstream LLC
5.63%, 01/15/28(e)		74	75,480
5.38%, 06/01/29		25	24,938
EnLink Midstream Partners LP
4.40%, 04/01/24		136	137,776
4.85%, 07/15/26		39	39,000
5.60%, 04/01/44		82	70,725
5.45%, 06/01/47		18	15,165
EQM Midstream Partners LP
6.00%, 07/01/25(e)		88	89,764
4.13%, 12/01/26		17	16,321
6.50%, 07/01/27(e)		117	122,211
4.50%, 01/15/29(e)		55	51,425
4.75%, 01/15/31(e)		236	220,660
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(e)		6	6,690
Gulfport Energy Corp., 8.00%, 05/17/26(e)		11	11,830
Harvest Midstream I LP, 7.50%, 09/01/28(e)		20	20,428
Hess Midstream Operations LP, 4.25%, 02/15/30(e)		77	72,657
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28(e)		10	10,050
ITT Holdings LLC, 6.50%, 08/01/29(e)		109	100,685
MasTec, Inc., 4.50%, 08/15/28(e)		66	65,391
Matador Resources Co., 5.88%, 09/15/26		171	174,129
Murphy Oil Corp.
5.75%, 08/15/25		35	35,666
5.88%, 12/01/27		20	20,350
Murphy Oil USA, Inc., 4.75%, 09/15/29		109	108,081
Nabors Industries Ltd.(e)
7.25%, 01/15/26		17	17,000
7.50%, 01/15/28		44	42,900
Nabors Industries, Inc., 7.38%, 05/15/27(e)		78	81,023
New Fortress Energy, Inc.(e)
6.75%, 09/15/25		296	297,749
6.50%, 09/30/26		309	306,148
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(e)		80	78,695
NGPL PipeCo LLC, 7.77%, 12/15/37(e)		186	233,435
Northern Oil and Gas, Inc., 8.13%, 03/01/28(e)		213	221,908
NuStar Logistics LP
5.75%, 10/01/25		41	41,769
6.00%, 06/01/26		124	125,394
6.38%, 10/01/30		2	2,027
Occidental Petroleum Corp.
6.95%, 07/01/24		19	20,401
5.50%, 12/01/25		33	34,726
5.55%, 03/15/26		12	12,720
8.88%, 07/15/30		19	24,368
6.63%, 09/01/30		705	808,987
6.20%, 03/15/40		302	335,220
4.50%, 07/15/44		20	19,113

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued)
6.60%, 03/15/46	USD	10	$11,750
4.40%, 04/15/46		12	11,400
4.40%, 08/15/49		12	11,280
PDC Energy, Inc., 6.13%, 09/15/24		68	68,832
Range Resources Corp.
4.88%, 05/15/25		39	39,474
4.75%, 02/15/30(e)		35	34,761
Rockcliff Energy II LLC, 5.50%, 10/15/29(e)		108	108,100
SM Energy Co.
10.00%, 01/15/25(e)		242	264,182
5.63%, 06/01/25		22	21,973
6.75%, 09/15/26		37	38,046
6.63%, 01/15/27		10	10,252
6.50%, 07/15/28		37	38,181
Southwestern Energy Co.
5.38%, 02/01/29		124	125,550
4.75%, 02/01/32		52	51,935
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26(e)		32	30,513
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28		151	152,510
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(e)
6.00%, 03/01/27		14	13,946
6.00%, 12/31/30		10	9,704
6.00%, 09/01/31		33	31,771
Tap Rock Resources LLC, 7.00%, 10/01/26(e)		237	245,323
Transocean, Inc., 11.50%, 01/30/27(e)		167	172,427
Venture Global Calcasieu Pass LLC(e)
3.88%, 08/15/29		258	250,810
4.13%, 08/15/31		224	219,778
3.88%, 11/01/33		446	426,487
Western Midstream Operating LP
4.75%, 08/15/28		95	98,052
4.55%, 02/01/30		25	24,875
5.45%, 04/01/44		217	219,986
5.30%, 03/01/48		16	15,840
5.50%, 08/15/48		17	16,788
5.75%, 02/01/50		156	152,100

			13,455,544

Personal Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(e)		48	44,790

Pharmaceuticals — 0.5%
Bausch Health Americas, Inc., 8.50%, 01/31/27(e)		93	92,746
Bausch Health Cos., Inc.(e)
9.00%, 12/15/25		192	198,926
6.13%, 02/01/27		44	44,279
7.00%, 01/15/28		119	106,538
4.88%, 06/01/28		45	43,087
5.00%, 02/15/29		76	59,204
6.25%, 02/15/29		84	68,880
5.25%, 02/15/31		7	5,449
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(a)	EUR	100	109,247
Elanco Animal Health, Inc., 6.40%, 08/28/28	USD	57	61,134

Security	Par (000)		Value

Pharmaceuticals (continued)
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/27(e)	USD	240	$210,600
Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc., 6.13%, 04/01/29(e)		154	140,525
Gruenenthal GmbH, 4.13%, 05/15/28(a)	EUR	100	107,583
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(a)		200	211,847
Option Care Health, Inc., 4.38%, 10/31/29(e)	USD	43	40,313
Organon and Co./Organon Foreign Debt Co-Issuer BV(e)
4.13%, 04/30/28		200	190,541
5.13%, 04/30/31		200	193,000
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(e)		88	80,960
Par Pharmaceutical, Inc., 7.50%, 04/01/27(e)		282	263,148
PRA Health Sciences, Inc., 2.88%, 07/15/26(e)		200	190,312
Prestige Brands, Inc., 3.75%, 04/01/31(e)		70	62,475
Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 05/09/27	EUR	100	104,181

			2,584,975

Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(e)	USD	90	94,050
DIC Asset AG, 2.25%, 09/22/26(a)	EUR	100	96,797
Howard Hughes Corp.(e)
5.38%, 08/01/28	USD	8	8,032
4.13%, 02/01/29		51	47,851
4.38%, 02/01/31		63	59,220
Kennedy-Wilson, Inc., 4.75%, 02/01/30		44	41,840
Realogy Group LLC/Realogy Co.-Issuer Corp.(e)
5.75%, 01/15/29		91	85,768
5.25%, 04/15/30		43	39,560
Starwood Property Trust, Inc., 4.38%, 01/15/27(e)		25	24,250
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27(a)	GBP	40	56,055
WeWork Cos. LLC/WW Co-Obligor, Inc., 5.00%, 07/10/25(e)	USD	104	87,423

			640,846

Road & Rail — 0.0%
Autostrade per l’Italia SpA, 2.00%, 01/15/30(a)	EUR	100	104,216
Seaspan Corp., 5.50%, 08/01/29(e)	USD	101	94,561

			198,777

Semiconductors & Semiconductor Equipment(e) — 0.1%
ON Semiconductor Corp., 3.88%, 09/01/28		91	86,905
Sensata Technologies BV, 4.00%, 04/15/29		78	74,274
Sensata Technologies, Inc.
4.38%, 02/15/30		181	173,098
3.75%, 02/15/31		49	45,325
Synaptics, Inc., 4.00%, 06/15/29		61	57,493

			437,095

Software — 0.4%
Black Knight InfoServ LLC, 3.63%, 09/01/28(e)		122	115,619
Boxer Parent Co., Inc.(e)
7.13%, 10/02/25		148	153,408
9.13%, 03/01/26		215	221,450
Condor Merger Sub, Inc., 7.38%, 02/15/30(e)		184	176,500
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		35	32,113
Elastic NV, 4.13%, 07/15/29(e)		120	111,595

11

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software (continued)
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(e)	USD	73	$68,437
MicroStrategy, Inc., 6.13%, 06/15/28(e)		139	135,251
MSCI, Inc.(e)
3.63%, 09/01/30		64	59,993
3.88%, 02/15/31		11	10,430
3.63%, 11/01/31		41	38,591
3.25%, 08/15/33		58	52,131
Open Text Corp.(e)
3.88%, 02/15/28		2	1,918
3.88%, 12/01/29		50	47,500
Playtika Holding Corp., 4.25%, 03/15/29(e)		155	142,987
PTC, Inc., 4.00%, 02/15/28(e)		80	77,942
SS&C Technologies, Inc., 5.50%, 09/30/27(e)		251	252,886
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(e)		327	310,227

			2,008,978

Specialty Retail(e) — 0.2%
Arko Corp., 5.13%, 11/15/29.		58	52,780
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28		250	241,601
7.75%, 02/15/29		503	519,348
Staples, Inc.
7.50%, 04/15/26		144	139,839
10.75%, 04/15/27		58	51,620

			1,005,188

Technology Hardware, Storage & Peripherals — 0.0%
II-VI, Inc., 5.00%, 12/15/29(e)		111	108,503

Textiles, Apparel & Luxury Goods(e) — 0.0%
Crocs, Inc.
4.25%, 03/15/29		56	49,560
4.13%, 08/15/31		73	61,685
Kontoor Brands, Inc., 4.13%, 11/15/29		32	29,280
Levi Strauss & Co., 3.50%, 03/01/31		35	32,052
William Carter Co., 5.50%, 05/15/25		11	11,336
Wolverine World Wide, Inc., 4.00%, 08/15/29		33	29,287

			213,200

Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25(e)		129	133,083
Home Point Capital, Inc., 5.00%, 02/01/26(e)		65	53,255
MGIC Investment Corp., 5.25%, 08/15/28		47	46,432
Nationstar Mortgage Holdings, Inc.(e)
6.00%, 01/15/27		54	54,950
5.13%, 12/15/30		34	31,450
5.75%, 11/15/31		32	30,519
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26(e)		42	38,562

			388,251

Utilities(e) — 0.0%
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26		23	22,828
6.50%, 10/15/28		20	19,873
Vistra Operations Co. LLC
5.63%, 02/15/27		99	98,916
4.38%, 05/01/29		73	68,985

			210,602

Security	Par (000)		Value

Wireless Telecommunication Services — 0.5%
Altice France SA(e)
8.13%, 02/01/27	USD	334	$344,397
5.50%, 01/15/28		229	212,214
5.13%, 07/15/29		351	314,584
5.50%, 10/15/29		200	179,456
SBA Communications Corp., 3.88%, 02/15/27		390	380,416
T-Mobile USA, Inc.
2.63%, 02/15/29		45	41,073
2.88%, 02/15/31		133	119,824
3.50%, 04/15/31		138	129,855
3.50%, 04/15/31(e)		116	109,154
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(e)		149	138,920
VICI Properties LP/VICI Note Co., Inc.(e)
4.25%, 12/01/26		392	390,354
4.63%, 12/01/29		321	320,197
4.13%, 08/15/30		24	23,169
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(e).		200	188,500

			2,892,113

Total Corporate Bonds — 20.4% (Cost: $120,951,521)			107,630,123

Floating Rate Loan Interests(g)

Aerospace & Defense — 4.3%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28		4,709	4,684,404
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28		958	952,760
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 5.01%, 10/30/26		814	808,235
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, 4.25%, 11/16/28(l)		326	322,062
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 4.51%, 04/06/26.		1,782	1,747,417
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 4.51%, 04/06/26		3,314	3,250,195
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 6.00%, 04/09/26		768	664,528
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29		1,944	1,924,609
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28		5,087	5,044,334
Spirit Aerosystems, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 01/15/25		882	879,666
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.71%, 12/09/25		2,387	2,345,771

			22,623,981

Air Freight & Logistics — 0.3%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/06/28		513	508,671

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Air Freight & Logistics (continued)
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26	USD	366	$352,743
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%), 4.76%, 12/17/28		842	832,538

			1,693,952

Airlines — 2.3%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28		1,434	1,450,316
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28		1,802	1,783,619
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 2.20%, 01/29/27		571	532,924
2017 Incremental Term Loan, (6 mo. LIBOR + 2.00%), 2.84%, 12/14/23		2,232	2,201,429
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		3,013	3,122,399
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28		3,287	3,242,987

			12,333,674

Auto Components — 2.4%
Adient U.S. LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/08/28		723	709,895
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/30/26		3,217	3,172,427
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 01/31/28		2,213	2,140,739
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 4.01%, 05/16/24		4,336	4,303,741
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 4.26%, 12/02/26		247	245,045
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 02/05/26		2,296	2,222,930

			12,794,777

Banks — 0.6%
Directv Financing LLC, Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 08/02/27		1,855	1,850,356
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 5.00%), 5.50%, 10/29/28		1,415	1,394,476

			3,244,832

Beverages — 0.3%
Naked Juice LLC
Delayed Draw Term Loan, (SOFR + 3.25%), 3.75%, 01/24/29		89	87,850
Term Loan, (SOFR + 3.25%), 3.32%, 01/24/29		1,685	1,654,605

			1,742,455

Building Materials — 0.2%
CHI Overhead Doors, Inc, Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 3.96%, 07/31/25		161	158,468

Security	Par (000)			Value

Building Materials (continued)
Cornerstone Building Brands, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 3.75%, 04/12/28	USD	516		$498,731
MI Windows & Doors LLC, 2022 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 12/18/27		292		288,304

				945,503

Building Products — 2.0%
Associated Materials Inc., 6.50%, 03/08/29		739		711,664
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 11/23/27		1,283		1,245,208
CPG International, Inc., 2017 Term Loan, (1 Week LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		1,529		1,514,005
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 07/28/28		725		717,704
LSF10 XL Bidco SCA, 2021 EUR Term Loan, (Euribor + 4.00%), 4.00%, 04/12/28	EUR	1,000		1,086,393
Standard Industries, Inc., 2021 Term Loan B, (6 mo. LIBOR + 2.50%), 3.79%, 09/22/28	USD	1,432		1,427,454
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.50%, 12/31/26		3,704		3,604,487

				10,306,915

Capital Markets — 2.4%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%), 7.00%, 08/02/29(c)		2,373		2,348,874
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		5,640		5,605,041
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 04/07/28(c)		1,594		1,590,015
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 4.06%, 11/12/27		1,342		1,322,990
FinCo I LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.50%), 2.96%, 06/27/25		—	(m)	244
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.50%), 3.00%, 07/01/28		1,303		1,284,586
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/12/24		520		515,857

				12,667,607

Chemicals — 4.6%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		2,922		2,908,206
Atotech BV, 2021 USD Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 03/18/28		3,068		3,024,101
Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 2.76%, 06/01/24		1,245		1,232,972
CPC Acquisition Corp., Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 12/29/27(c)		649		628,997
Element Materials Technology Group U.S. Holdings, Inc., 2017 USD Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.51%, 06/28/24		1,333		1,314,183
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.46%, 01/31/26		1,760		1,740,377
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 06/30/27		1,236		1,193,781

13

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
Lonza Group AG
USD 1st Lien Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 07/03/28	USD	38	$36,910
USD Term Loan B, (6 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/03/28		913	889,142
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 3.51%, 03/02/26		2,816	2,781,185
Minerals Technologies, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/14/24(c)		378	376,511
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.70%, 05/15/24		1,333	1,314,788
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 3.56%, 10/14/24		1,528	1,493,984
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.50%), 3.00%, 06/09/28		1,534	1,512,663
Pregis TopCo Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 4.50%, 08/01/26(c)		621	607,458
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (6 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		939	922,166
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/02/28(c)		1,245	1,226,207
Starfruit Finco BV, 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%), 4.01%, 10/01/25		331	325,551
W.R. Grace & Co.-Conn., 2021 Term Loan B, (3 mo. LIBOR + 3.75%), 4.81%, 09/22/28		474	469,074

			23,998,256

Commercial Services & Supplies — 4.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 05/12/28		2,322	2,283,020
Asurion LLC
2018 Term Loan B6, (1 mo. LIBOR + 3.12%), 3.58%, 11/03/23		1,208	1,199,466
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.46%, 11/03/24		914	901,088
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.71%, 12/23/26		695	679,195
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 5.71%, 01/31/28		985	964,691
2021 2nd Lien Term Loan B4, (1 mo. LIBOR + 5.25%), 5.71%, 01/20/29		1,402	1,368,702
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 10/08/28		616	609,520
Covanta Holding Corp.(l)
2021 Term Loan B, 11/30/28		999	993,303
2021 Term Loan C, 11/30/28		75	74,405
Creative Artists Agency LLC, 2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/26/26		1,706	1,702,031
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.71%, 12/12/25		2,673	2,656,753
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.76%, 05/09/25		447	437,095
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.75%, 09/19/26(c)		1,325	1,312,084

Security	Par (000)		Value

Commercial Services & Supplies (continued)
Packers Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/09/28	USD	1,479	$1,458,145
Prime Security Services Borrower LLC, 2021 Term Loan, (6 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 09/23/26		1,491	1,478,107
Vericast Corp., 2021 Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 8.76%, 06/16/26		390	322,365
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.46%, 08/27/25		3,255	3,238,734
Viad Corp., Initial Term Loan, (1 mo. LIBOR + 5.00%), 5.50%, 07/30/28		693	682,132

			22,360,836

Communications Equipment — 0.4%
ViaSat, Inc., Term Loan, (3 mo. LIBOR + 4.50%), 5.00%, 03/04/29		2,198	2,184,159

Construction & Engineering — 1.7%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.26%, 06/21/24		3,572	3,401,480
New Arclin U.S. Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 7.50%, 09/30/29(c)		815	786,475
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 01/21/28		925	915,973
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 06/02/28		2,555	2,521,293
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 05/12/28		1,557	1,539,751

			9,164,972

Construction Materials — 1.3%
Core & Main LP, 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.95%, 07/27/28		4,017	3,976,528
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 03/29/25		2,122	2,083,202
Tamko Building Products LLC, Term Loan B, (2 mo. LIBOR + 3.00%), 3.30%, 05/29/26		768	750,868

			6,810,598

Containers & Packaging — 1.7%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.48%, 04/03/24		2,225	2,190,204
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		3,125	3,105,422
Flex Acquisition Co., Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%), 4.00%, 03/02/28		917	914,267
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 4.46%, 08/01/26		544	532,212
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/18/27(c)		1,036	1,010,335
Trident TPI Holdings, Inc.
2021 Delayed Draw Term Loan, 4.00%, 09/15/28		79	78,295
2021 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 4.50%, 09/17/28		891	878,157

			8,708,892

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Distributors — 0.9%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.46%, 01/15/27	USD	1,064	$1,049,492
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (1 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24		1,003	952,434
2020 Super Priority Second Out Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/28/24		3,238	2,750,860

			4,752,786

Diversified Consumer Services — 3.1%
2U, Inc., Term Loan, (3 mo. LIBOR + 5.75%, 0.75% Floor), 6.50%, 12/28/24		1,267	1,212,505
Amentum Government Services Holdings LLC, 2022 Term Loan, (SOFR + 4.00%), 4.50%, 02/15/29		689	681,249
Ascend Learning, LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.25%, 12/10/29		681	675,893
2021 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 12/10/28		1,699	1,679,903
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.75%, 11/23/28		818	807,726
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.21%, 07/11/25		2,604	2,569,911
Midas Intermediate Holdco II LLC, 2020 Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.68%, 12/22/25		2,723	2,538,164
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (3 mo. LIBOR + 2.25%), 2.76%, 05/15/24		1,109	1,094,413
Ola Singapore PTE, Ltd., Term Loan, (SOFR + 6.25%, 0.75% Floor), 7.00%, 12/15/26		765	739,261
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/28/27		515	509,451
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 8.50%, 08/10/23		416	415,740
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/10/23		852	801,247
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%), 5.00%, 01/15/27		1,671	1,668,589
Voyage Australia Pty. Ltd., USD Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 07/20/28		656	647,784

			16,041,836

Diversified Financial Services — 7.6%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.96%, 07/31/26		921	916,125
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 03/10/28(c)		751	748,761
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 02/04/28		1,535	1,509,783
AqGen Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 4.56%, 08/02/28(c)		3,120	3,093,867

Security	Par (000)		Value

Diversified Financial Services (continued)
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 10/22/26	USD	2,053	$1,995,016
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 09/01/28		2,422	2,401,679
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/01/28		595	582,106
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		1,512	1,486,279
EG America LLC, 2018 USD Term Loan, (3 mo. LIBOR + 4.00%), 5.00%, 02/07/25		1,146	1,125,646
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 10/01/27(c)		4,289	4,278,476
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 02/16/28		380	376,184
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24		1,325	1,305,118
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.25%, 09/21/29.		218	216,230
2021 Term Loan, (1 mo. LIBOR + 3.00%), 3.50%, 09/23/28		533	525,091
LBM Acquisition LLC, Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.21%, 12/18/27		2,146	2,090,227
LEB Holdings (USA), Inc, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 11/02/27		427	423,687
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 09/25/26		2,129	2,108,187
RVR Dealership Holdings LLC, Term Loan B, (SOFR + 3.75%, 0.75% Floor), 4.50%, 02/08/28		645	613,453
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR + 2.00%), 3.01%, 11/05/28		1,175	1,156,400
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 2.96%, 01/23/25		1,712	1,644,046
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 5.26%, 07/30/25		1,586	1,535,097
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.01%, 09/01/25 ..		6,231	5,813,296
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 02/28/27		1,302	1,288,235
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 10/19/27		1,097	1,082,938
Ziggo Financing Partnership, USD Term Loan I, (3 mo. LIBOR + 2.50%), 2.90%, 04/30/28		1,876	1,845,815

			40,161,742

Diversified Telecommunication Services — 1.9%
Cablevision Lightpath LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 3.75%, 11/30/27		504	496,574
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/02/27		713	665,240
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.81%, 05/01/28		1,766	1,736,841

15

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)			Value

Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA, 2017 Term Loan B3, (PRIME + 4.75%), 8.25%, 11/27/23	USD	—	(m)	$1
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 11/04/26		1,702		1,686,129
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 03/01/27		1,676		1,643,353
Meridian Adhesives Group, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/24/28		1,778		1,749,641
Virgin Media SFA Finance Ltd., GBP Term Loan L, (SONIA CMPD + 3.25%), 3.85%, 01/15/27	GBP	1,400		1,799,109

				9,776,888

Electric Utilities — 1.0%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 12/15/27	USD	1,176		1,163,440
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 4.51%, 03/31/28		4,295		4,182,809

				5,346,249

Electrical Equipment — 0.9%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 06/23/28		1,347		1,327,587
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.01% Floor), 3.25%, 03/31/27		2,152		2,118,302
II-VI, Inc., 2021 Bridge Term Loan B, (3 mo. LIBOR + 3.00%), 3.71%, 12/01/28(c)(l)		1,519		1,507,608

				4,953,497

Entertainment — 0.3%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(c)		1,737		1,728,327

Environmental, Maintenance & Security Service — 0.5%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 09/07/27		1,748		1,726,765
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27		1,076		1,068,086

				2,794,851

Food & Staples Retailing — 0.3%
U.S. Foods, Inc.
2019 Term Loan B, (3 mo. LIBOR + 2.00%), 2.51%, 09/13/26		738		721,387
2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.26%, 11/22/28		969		956,754

				1,678,141

Food Products — 2.4%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.21%, 10/01/25.		1,187		1,026,771
2021 Incremental Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 10/01/25		1,348		1,196,600
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/23/27		2,433		2,387,528
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.71%, 01/29/27		3,280		3,216,293

Security	Par (000)		Value

Food Products (continued)
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 6.00%), 6.65%, 01/24/30	USD	1,030	$1,024,608
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 3.71%, 02/05/26		1,682	1,635,819
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/08/28		1,345	1,328,506
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 01/20/28		607	598,027

			12,414,152

Gas Utilities — 0.5%
Freeport LNG Investments, LLLP, Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 12/21/28		2,465	2,447,034

Health Care Equipment & Supplies — 1.8%
Electron BidCo, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.25%), 4.26%, 11/01/28		1,933	1,909,864
Insulet Corp., Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 05/04/28(c)		680	674,764
Medline Borrower, LP, USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 10/21/28		3,215	3,181,354
Ortho-Clinical Diagnostics SA
2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.23%, 06/30/25		2,034	2,024,813
EUR Term Loan B, (EURIBOR + 3.50%), 3.50%, 06/30/25	EUR	872	957,464
Venga Finance SARL, 2021 USD Term Loan B, 5.50%, 12/04/28(l)	USD	570	552,477

			9,300,736

Health Care Providers & Services — 2.6%
CCRR Parent, Inc., Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 03/05/28		1,409	1,399,932
CHG Healthcare Services, Inc., 2021 Term Loan, (6 mo. LIBOR + 3.50%), 4.51%, 09/29/28		906	896,115
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.01%, 01/08/27		1,414	1,406,757
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.20%, 10/10/25		1,705	1,128,190
EyeCare Partners LLC
2020 Term Loan, (3 mo. LIBOR + 3.75%), 4.76%, 02/18/27		1,950	1,921,700
2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 7.76%, 11/15/29		504	500,827
2021 Incremental Term Loan, (3 mo. LIBOR + 3.75%), 4.76%, 11/15/28		471	279,196
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 5.51%, 03/05/26(c)		935	838,768
Orbcomm, Inc., Term Loan B, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 09/01/28		769	760,766
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/14/25		46	46,115
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%), 3.25%, 12/13/26		2,247	2,215,160
WP CityMD Bidco LLC, 2021 1st Lien Term Loan B, (6 mo. LIBOR + 3.25%), 3.75%, 12/23/28		2,475	2,459,049

			13,852,575

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Services — 0.6%
Azalea Topco, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.80%, 07/25/26	USD	851	$838,818
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 7.50%, 11/01/29		536	514,560
Unified Physician Management LLC, 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/18/27		1,639	1,618,526

			2,971,904

Health Care Technology — 3.0%
Athenahealth, Inc., 2022 Term Loan B, (SOFR + 3.50%), 4.00%, 02/15/29		2,524	2,492,828
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 03/01/24		2,997	2,976,344
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 10/10/25		1,933	1,915,056
IQVIA, Inc., 2017 USD Term Loan B1, (1 mo. LIBOR + 1.75%), 2.21%, 03/07/24		266	263,359
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 06/04/28		3,288	3,252,906
Press Ganey Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 07/25/26		2,328	2,304,637
Verscend Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 7.50%, 04/02/29(c)		2,740	2,712,600

			15,917,730

Hotels, Restaurants & Leisure — 5.7%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 2.21%, 11/19/26		2,729	2,667,063
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.21%, 02/02/26		490	478,632
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 2.00%, 10/19/24		1,085	1,073,420
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 3.21%, 12/23/24.		1,389	1,379,964
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 3.96%, 07/20/25		1,066	1,061,340
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 2.46%, 03/17/28		689	678,133
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.25%, 03/31/28		814	817,154
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.01%, 03/08/24		4,168	3,909,746
Fertitta Entertainment LLC, 2022 Term Loan B, (SOFR + 4.00%), 4.50%, 01/27/29		3,209	3,189,070
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.46%, 11/30/23		874	889,353
Golden Nugget, Inc., 2020 Initial Term Loan, (1 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(c)		201	213,292
IRB Holding Corp., 2020 Term Loan B, (6 mo. LIBOR + 2.75%, 1.00% Floor), 3.76%, 02/05/25 ..		1,385	1,369,325
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 03/11/28		1,740	1,712,330

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 3.21%, 08/14/24	USD	1,129	$1,124,325
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.26%, 07/21/26		1,053	1,043,436
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 02/08/27		1,973	1,944,402
Travelport Finance Luxembourg SARL(i)
2020 Super Priority Term Loan, (7.25% PIK), 2.51%, 02/28/25		1,580	1,635,273
2021 Consented Term Loan, (1.75% PIK), 6.01%, 05/29/26		2,621	2,302,549
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.25%), 3.75%, 10/01/28		795	789,642
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 08/03/28		2,001	1,974,732

			30,253,181

Household Durables — 1.3%
ACProducts Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.25%), 4.75%, 05/17/28		2,447	2,201,061
Snap One Holdings Corp., Term Loan B, (3 mo. LIBOR + 4.50%), 5.51%, 12/08/28		946	926,868
Solis IV BV, USD Term Loan B1, (3 mo. LIBOR + 3.50%), 4.00%, 02/26/29		1,958	1,916,393
Springs Windows Fashions LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/06/28		729	705,913
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 10/30/27		861	832,506

			6,582,741

Household Products — 0.1%
Spectrum Brands, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.00%), 2.50%, 03/03/28		475	468,371

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 01/15/25		660	647,604
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.46%, 08/12/26		1,048	1,031,692
Term Loan B9, (1 mo. LIBOR + 2.00%), 2.46%, 04/06/26		1,898	1,869,048

			3,548,344

Industrial Conglomerates — 2.5%
AVSC Holding Corp.(i)
2020 Term Loan B1, (0.25% PIK), 4.25%, 03/03/25		3,623	3,409,281
2020 Term Loan B3, (10.00% PIK), 5.00%, 10/15/26		1,442	1,662,718
Diamond BC BV, 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 09/29/28		1,698	1,661,244
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		1,426	1,426,451

17

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Industrial Conglomerates (continued)
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.76%, 07/28/28	USD	963	$902,016
Vertical US Newco, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 07/30/27		1,686	1,672,751
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.99%, 03/02/27		2,595	2,526,473

			13,260,934

Insurance — 3.9%
Alliant Holdings Intermediate LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 05/09/25		2,409	2,379,738
2021 Term Loan B4, (1 mo. LIBOR + 3.50%), 4.00%, 11/06/27		3,307	3,282,240
Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 05/09/25		1,175	1,161,162
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/19/28		2,977	2,924,899
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.96%, 02/13/27		1,291	1,273,660
2021 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 02/12/27		770	760,296
Hub International Ltd.
2018 Term Loan B, (2 mo. LIBOR + 3.00%), 3.27%, 04/25/25		2,357	2,327,957
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/25/25		2,994	2,972,289
NFP Corp., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 3.71%, 02/13/27		164	160,983
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 09/01/27		1,014	1,005,079
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.21%, 09/03/26		1,357	1,345,953
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		730	724,577

			20,318,833

Interactive Media & Services — 2.5%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 2.75%, 0.75% Floor), 3.76%, 06/26/28		2,202	2,165,217
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 12/06/27		2,107	2,069,309
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/31/26.		2,970	2,938,854
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.45%, 08/10/27		1,700	1,683,255
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		4,510	4,397,460

			13,254,095

Internet & Direct Marketing Retail — 0.4%
CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 11/08/27		1,824	1,812,544
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR + 4.25%), 4.75%, 02/13/27(c)		326	322,925

			2,135,469

Security		Par (000)	Value

Internet Software & Services — 0.2%
Uber Technologies, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.96%, 02/25/27	USD	1,282	$1,275,755

IT Services — 6.2%
Aruba Investments, Inc.
2020 2nd Lien Term Loan, (6 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 11/24/28		1,275	1,259,063
2020 USD Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/24/27		683	672,871
Banff Merger Sub, Inc., 2021 USD Term Loan, (3 mo. LIBOR + 3.75%), 4.21%, 10/02/25		2,034	2,019,895
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 10/31/26		2,119	2,093,585
CCC Intelligent Solutions, Inc., Term Loan B, (3 mo. LIBOR + 2.25%), 3.26%, 09/21/28		1,488	1,471,899
CoreLogic, Inc.
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 7.00%, 06/04/29		1,248	1,227,720
Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 06/04/28		3,698	3,648,910
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 2.21%, 04/30/28		1,955	1,919,424
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		5,050	5,037,379
Optiv Security, Inc., 1st Lien Term Loan, (6 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/01/24		383	373,507
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 02/13/27		2,242	2,194,699
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.01%, 10/09/28 ..		3,730	3,795,275
TierPoint LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/05/26		857	847,904
Trans Union LLC
2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 2.21%, 11/16/26		1,651	1,624,479
2021 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.75%, 12/01/28		2,295	2,274,415
Virtusa Corp., 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28(c)		930	920,314
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 2.71%, 03/31/28		865	853,674
ZoomInfo LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 02/02/26		192	191,040

			32,426,053

Leisure Products — 0.3%
Fender Musical Instruments Corp., 2021 Term Loan B, (SOFR + 4.00%), 4.50%, 12/01/28		859	850,392
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.51%, 06/19/24		772	759,952

			1,610,344

Life Sciences Tools & Services — 2.6%
Avantor Funding, Inc.
2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.50%, 11/21/24		273	270,172
2021 Term Loan B5, (1 mo. LIBOR + 2.25%), 2.75%, 11/08/27		2,539	2,515,895

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Life Sciences Tools & Services (continued)
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27	USD	4,001	$3,981,503
ICON Luxembourg SARL
LUX Term Loan, (3 mo. LIBOR + 2.25%), 3.31%, 07/01/28		2,223	2,210,849
US Term Loan, (3 mo. LIBOR + 2.25%), 3.31%, 07/01/28		554	550,836
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. LIBOR + 3.00%), 3.50%, 10/19/27(c)		1,089	1,083,454
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 11/15/28		3,004	2,979,743

			13,592,452

Machinery — 3.3%
Albion Financing 3 SARL, USD Term Loan, (3 mo. LIBOR + 5.25%), 5.75%, 08/17/26		1,619	1,601,899
ASP Blade Holdings, Inc., Initial Term Loan, (1 mo. LIBOR + 4.00%), 4.50%, 10/15/28		596	586,810
Clark Equipment Co., 2021 Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.26%, 05/18/24		1,197	1,192,230
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.81%, 05/14/28		365	358,263
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 10/21/28		1,036	1,020,883
Fluidra SA, 2022 USD Term Loan B, (SOFR + 2.00%), 2.50%, 01/29/29		271	268,810
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 2.21%, 02/28/27		2,495	2,450,324
Madison IAQ LLC, Term Loan, (6 mo. LIBOR + 3.25%), 4.52%, 06/21/28		3,627	3,569,186
SPX Flow, Inc., 4.54%, 03/16/29(l)		1,204	1,171,889
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.01%, 03/28/25		5,161	5,040,930
Zurn LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.75%, 10/04/28		112	110,975

			17,372,199

Media — 11.0%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		2,273	2,156,891
Altice Financing SA
2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 2.99%, 07/15/25		651	633,222
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.99%, 01/31/26		1,736	1,670,202
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.51%, 08/14/26		2,795	2,740,403
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.00%), 3.35%, 04/22/26		834	741,736
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.46%, 05/03/28		434	426,783
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 2.21%, 04/30/25		2,588	2,574,729
City Football Group Ltd., Term Loan, (6 mo. LIBOR + 3.50%), 4.00%, 07/21/28		1,404	1,373,659

Security		Par (000)		Value

Media (continued)
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.80%, 08/21/26	USD	3,529		$3,464,705
CMG Media Corp., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 12/17/26		—	(m)	204
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		7,261		7,192,108
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 2.65%, 07/17/25		580		569,898
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.90%, 04/15/27		1,951		1,914,021
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 01/07/28		762		755,356
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 03/24/25		1,531		1,507,277
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 2.25%, 10/19/26		2,268		2,211,108
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 09/13/24		4,186		4,129,900
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/24		2,537		2,505,390
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.71%, 02/23/29		1,095		1,082,681
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.73%, 09/19/26		1,544		1,536,871
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(c)		4,338		4,294,745
Trader Interactive LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 07/28/28(c)		495		487,513
UPC Financing Partnership, 2021 USD Term Loan AX, (3 mo. LIBOR + 3.00%), 3.40%, 01/31/29		509		501,579
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 3.65%, 01/31/29		2,097		2,082,594
USD Term Loan N, (3 mo. LIBOR + 2.50%), 2.90%, 01/31/28		2,578		2,543,196
Voyage Digital Ltd., 5.00%, 03/03/29(c)(l)		885		867,300
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 05/18/25		3,113		3,055,480
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.58%, 01/20/28		591		584,984
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 03/09/27		4,305		4,185,632

				57,790,167

Oil, Gas & Consumable Fuels — 1.7%
Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.00%, 11/01/25(c)		555		592,913
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 4.21%, 12/13/25		1,421		1,307,134
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 06/28/24(c)		46		27,614
2020 Take Back Term Loan, (1 mo. LIBOR + 1.00%), 1.46%, 06/30/25		335		166,182

19

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Lucid Energy Group II Borrower LLC, 2021 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 11/24/28	USD	2,098	$2,083,139
Medallion Midland Acquisition, LLC, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/18/28		1,685	1,664,999
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 2.25%, 01/31/28(c)		570	569,695
Oryx Midstream Services Permian Basin LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 3.75%, 09/30/28		2,734	2,709,216

			9,120,892

Personal Products — 1.1%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (SOFR + 6.00%, 1.00% Floor), 7.00%, 12/22/26		358	354,672
Prestige Brands, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.00%), 2.50%, 07/01/28		200	198,848
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 10/01/26		5,345	5,305,032

			5,858,552

Pharmaceuticals — 2.9%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 05/04/25		1,073	1,055,199
Bausch Health Americas Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 06/02/25		2,468	2,471,556
Bausch Health Cos., Inc., 2022 Term Loan B, 5.75%, 01/27/27		2,108	2,084,285
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%), 2.50%, 02/22/28(c)		2,306	2,299,983
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.98%, 08/01/27		913	896,973
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 11/15/27		1,762	1,730,667
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 05/05/28		2,140	2,129,743
Organon & Co., USD Term Loan, (3 mo. LIBOR + 3.00%), 3.56%, 06/02/28		1,409	1,399,843
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 4.01%, 11/18/27		1,152	1,128,268

			15,196,517

Professional Services — 0.5%
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (SOFR + 3.25%), 3.56%, 01/18/29(c)		625	618,750
Term Loan, (1 mo. LIBOR + 3.25%), 3.70%, 02/06/26		2,093	2,071,228

			2,689,978

Security		Par (000)		Value

Real Estate Management & Development — 0.7%
Chamberlain Group, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 4.51%, 11/03/28	USD	2,167		$2,137,690
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 3.21%, 08/21/25		1,294		1,274,937

				3,412,627

Road & Rail — 0.2%
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 5.80%, 08/04/25		1,355		1,246,538

Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 09/19/26		—	(m)	31
Synaptics, Inc., Term Loan B, (3 mo. LIBOR + 2.25%), 2.75%, 12/02/28		552		549,293

				549,324

Software — 13.8%
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 5.50%, 09/19/24		437		433,323
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 6.51%, 09/19/25		630		625,571
Barracuda Networks, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.73%, 02/12/25		2,671		2,656,208
2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28		771		766,181
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%), 6.50%, 10/08/29(c)		1,304		1,281,180
2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.25%, 10/08/28		2,600		2,564,250
ConnectWise LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 09/30/28		896		888,589
Cornerstone OnDemand, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%), 4.25%, 10/15/28		1,058		1,046,098
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.50%, 05/27/24		502		476,833
E2open LLC, 2020 Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 02/04/28		252		248,083
Epicor Software Corp., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		1,886		1,921,363
Helios Software Holdings, Inc., 2021 USD Term Loan B, (6 mo. LIBOR + 3.75%), 5.25%, 03/11/28		1,887		1,866,621
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 10/29/28		4,489		4,437,475
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.27%, 10/29/28(c)		644		640,780
IPS Corp.
2021 2nd Lien Term Loan B, (1 mo. LIBOR + 7.00%), 7.50%, 10/01/29		919		899,085
2021 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 10/01/28		517		504,191
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/27/28		5,312		5,262,554

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Magenta Buyer LLC (continued)
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 0.75% Floor), 9.00%, 07/27/29	USD	2,587	$2,557,896
McAfee LLC, 2022 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.50%, 03/01/29		3,050	3,023,313
Netsmart Technologies, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		1,383	1,375,396
Planview Parent, Inc.
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.26%, 12/18/28(c)		824	815,760
Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 12/17/27		1,898	1,872,228
Proofpoint, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 3.76%, 08/31/28		2,663	2,631,174
2nd Lien Term Loan, (3 mo. LIBOR + 6.25%), 6.76%, 08/31/29		1,281	1,273,391
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.75%, 04/22/28		5,470	5,401,083
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 7.25%, 04/22/29		2,629	2,632,371
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.71%, 05/30/25		582	574,655
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.45%, 08/01/25		3,485	3,440,686
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 4.26%, 10/07/27		3,687	3,646,248
SS&C Technologies Inc, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 2.21%, 04/16/25		326	320,494
SS&C Technologies, Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 2.21%, 04/16/25		402	395,070
2018 Term Loan B5, (1 mo. LIBOR + 1.75%), 2.21%, 04/16/25		1,704	1,675,207
Tempo Acquisition LLC, 2022 Term Loan B, (SOFR + 3.00%), 3.50%, 08/31/28		4,241	4,208,154
Tibco Software Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.71%, 03/04/28		2,577	2,567,697
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%), 5.75%, 05/03/27		1,630	1,615,170
2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 05/04/26		3,779	3,744,664
Term Loan B, (3 mo. LIBOR + 3.75%), 4.76%, 05/03/26		2,500	2,487,698

			72,776,740

Specialty Retail — 3.5%
Belron Finance U.S. LLC
2018 Term Loan B, (3 mo. LIBOR + 2.25%), 2.69%, 11/13/25		1,982	1,964,229
2019 USD Term Loan B3, (3 mo. LIBOR + 2.25%), 2.56%, 10/30/26		1,137	1,123,338
2021 USD Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 04/13/28		1,724	1,709,670
EG Group Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.25%), 5.25%, 03/31/26		503	494,483

Security		Par (000)	Value

Specialty Retail (continued)
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 11/24/28	USD	600	$594,490
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 05/04/28		2,664	2,643,518
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.71%, 08/31/26		1,852	1,829,397
Medical Solutions LLC
2021 Delayed Draw Term Loan, 3.50%, 11/01/28		337	14,440
2021 First Lien Term Loan, (3 mo. LIBOR + 3.50%), 4.51%, 11/01/28		1,768	1,750,253
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28		4,682	4,662,151
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24		862	844,940
WOOF Holding, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.68%, 12/21/27		486	481,837
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.18%, 12/21/28		495	488,194

			18,600,940

Technology Hardware, Storage & Peripherals — 0.2%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.46%, 07/23/26		893	867,959

Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc., Term Loan B, (SOFR + 3.50%), 3.50%, 02/17/29		1,663	1,619,646

Trading Companies & Distributors — 0.8%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 05/19/28		1,224	1,204,306
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 01/31/28		1,354	1,328,260
ION Trading Finance Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%), 5.76%, 04/01/28		599	593,973
SRS Distribution, Inc., 2022 Incremental Term Loan, (SOFR + 3.50%), 4.00%, 06/04/28		870	858,159

			3,984,698

Wireless Telecommunication Services — 0.9%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/30/28		971	962,386
MetroNet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/02/28.		625	617,800
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 04/11/25		3,327	3,281,778

			4,861,964

Total Floating Rate Loan Interests — 123.5% (Cost: $655,899,541)			650,395,170

21

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Shares	Value

Investment Companies

Equity Funds — 0.1%
SPDR S&P Oil & Gas Exploration & Production ETF		4,875	$655,931

Fixed Income Funds — 0.1%
Invesco Senior Loan ETF		16,200	352,674

Total Investment Companies — 0.2% (Cost: $791,441)			1,008,605

		Benefical Interest (000)

Other Interests(n)

IT Services(b)(c) — 0.0%
Millennium Corp.	USD	1,084	—
Millennium Lender Claim Trust		1,156	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)

Preferred Securities

Capital Trusts — 0.4%

Automobiles — 0.0%
General Motors Financial Co., Inc., Series C, 5.70%(g)(h)	USD	50	52,385
Volkswagen International Finance NV, 4.38%, 12/31/49(j)	EUR	100	110,167

			162,552

Diversified Financial Services(g)(h) — 0.4%
Barclays PLC, 4.38%	USD	200	176,150
Credit Agricole S.A., 4.75%(e)		200	181,486
HSBC Holdings PLC, 6.00%		600	610,500
JPMorgan Chase & Co.
Series FF, 5.00%		765	762,456
Series HH, 4.60%		166	159,983

			1,890,575

Electric Utilities — 0.0%
Edison International, Series B, 5.00%(g)(h)		55	51,617

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., 7.00%(e)(g)(h)		77	74,979

Utilities — 0.0%
Electricite de France SA, 3.38%(a)(g)(h)	EUR	200	198,848

			2,378,571

		Shares

Preferred Stocks — 0.1%

Capital Markets — 0.1%
Goldman Sachs Group, Inc., Series J, 5.50%(g)(h)		13,550	345,119

Security	Shares	Value

Insurance — 0.0%
Alliant Holdings, Inc.(c)	83	$80,924

		426,043

Total Preferred Securities — 0.5% (Cost: $2,875,908)		2,804,614

Warrants

Metals & Mining — 0.0%
Ameriforge Group, Inc. (Expires 06/08/24)(b)	5,283	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Expires 10/24/24)(b)	1,152	16,577

Transportation Infrastructure — 0.0%
Turbo Cayman Ltd. (Strike Price $0.01)(b)(c)	1	—

Total Warrants — 0.0% (Cost: $ — )		16,577

Total Long-Term Investments — 144.9% (Cost: $796,621,989)		763,314,873

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(o)(p)	569,275	569,275

Total Short-Term Securities — 0.1% (Cost: $569,275)		569,275

Total Investments — 145.0% (Cost: $797,191,264)		763,884,148

Liabilities in Excess of Other Assets — (45.0)%		(237,147,685)

Net Assets — 100.0%		$526,736,463

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $0, representing less than 0.05% of its net assets as of period end, and an original cost of $0.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Perpetual security with no stated maturity date.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	When-issued security.
(k)	Convertible security.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Rounds to less than 1,000.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)	Affiliate of the Fund.
(p)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$435,992	$133,283	(a)	$—	$—	$—	$569,275	569,275	$193	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	108,175	EUR	98,000	Bank of America N.A.	06/15/22	$(530)
USD	1,886,039	EUR	1,714,000	BNP Paribas SA	06/15/22	(15,194)
USD	3,346,234	EUR	3,041,000	BNP Paribas SA	06/15/22	(26,958)
USD	106,861	EUR	97,000	Morgan Stanley & Co. International PLC	06/15/22	(735)
USD	521,669	GBP	400,000	Morgan Stanley & Co. International PLC	06/15/22	(3,639)
USD	1,819,796	GBP	1,395,000	Toronto-Dominion Bank	06/15/22	(12,215)

						$(59,271)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.37.V1	5.00%	Quarterly	12/20/26	B+		USD 5,000		$322,804	$354,059	$(31,255)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank PLC	12/20/23	N/R		USD 170		$(2,658)	$(4,714)	$2,056
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/25	N/R		USD 185		(10,966)	(16,657)	5,691
Adler Real Estate AG	5.00	Quarterly	Goldman Sachs International	12/20/26	BB-		EUR 10		78	(22)	100
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/26	BB-		EUR 30		234	134	100
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	B+		EUR 10		(123)	(411)	288
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/26	B+		EUR 5		(62)	209	(271)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+		EUR 5		(60)	215	(275)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+		EUR 10		(123)	404	(527)
			Morgan Stanley & Co.
Jaguar Land Rover Automotive PLC	5.00	Quarterly	International PLC	12/20/26	B+		EUR 10		(123)	479	(602)

									$(13,803)	$(20,363)	$6,560

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

23

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$154,355	$—	$154,355
Common Stocks
Construction & Engineering	93,379	—	—	93,379
Diversified Financial Services	—	—	10,753	10,753
Metals & Mining	—	1,664	1,057	2,721
Oil, Gas & Consumable Fuels	916,460	—	—	916,460
Semiconductors & Semiconductor Equipment	39,750	—	—	39,750
Software	507	—	—	507
Specialty Retail	—	241,859	—	241,859
Corporate Bonds
Aerospace & Defense	—	3,228,945	—	3,228,945
Airlines	—	3,475,251	—	3,475,251
Auto Components	—	2,216,655	1	2,216,656
Automobiles	—	2,469,282	—	2,469,282
Banks	—	278,383	—	278,383
Beverages	—	2,088,014	—	2,088,014
Biotechnology	—	103,591	—	103,591
Building Materials	—	1,052,731	—	1,052,731
Building Products	—	1,040,362	—	1,040,362
Capital Markets	—	1,719,686	—	1,719,686
Chemicals	—	2,686,319	—	2,686,319
Commercial Services & Supplies	—	1,316,246	—	1,316,246
Communications Equipment	—	917,508	—	917,508
Construction Materials	—	592,661	—	592,661
Consumer Discretionary	—	2,608,101	—	2,608,101
Consumer Finance	—	2,677,289	—	2,677,289
Containers & Packaging	—	152,052	—	152,052
Diversified Consumer Services	—	2,551,306	—	2,551,306
Diversified Financial Services	—	1,603,825	—	1,603,825
Diversified Telecommunication Services	—	4,233,751	—	4,233,751
Electric Utilities	—	791,019	—	791,019
Electrical Equipment	—	352,647	—	352,647
Electronic Equipment, Instruments & Components	—	1,007,440	—	1,007,440
Energy Equipment & Services	—	642,408	—	642,408

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Environmental, Maintenance & Security Service	$—	$752,036	$—	$752,036
Equity Real Estate Investment Trusts (REITs)	—	2,227,268	—	2,227,268
Food & Staples Retailing	—	1,143,940	—	1,143,940
Food Products	—	930,217	—	930,217
Gas Utilities	—	27,188	—	27,188
Health Care Equipment & Supplies	—	809,071	—	809,071
Health Care Providers & Services	—	5,234,910	—	5,234,910
Health Care Technology	—	948,658	—	948,658
Healthcare	—	19,090	—	19,090
Hotels, Restaurants & Leisure	—	4,943,421	—	4,943,421
Household Durables	—	1,091,997	—	1,091,997
Household Products	—	37,620	—	37,620
Independent Power and Renewable Electricity Producers	—	956,444	—	956,444
Insurance	—	2,085,304	—	2,085,304
Interactive Media & Services	—	614,585	—	614,585
Internet Software & Services	—	1,304,870	—	1,304,870
IT Services	—	2,740,271	—	2,740,271
Leisure Products	—	280,314	—	280,314
Machinery	—	2,188,532	—	2,188,532
Media	—	12,971,744	—	12,971,744
Metals & Mining	—	2,063,624	—	2,063,624
Mortgage Real Estate Investment Trusts (REITs)	—	9,153	—	9,153
Multiline Retail	—	255,531	—	255,531
Oil, Gas & Consumable Fuels	95,313	13,360,231	—	13,455,544
Personal Products	—	44,790	—	44,790
Pharmaceuticals	—	2,584,975	—	2,584,975
Real Estate Management & Development	—	640,846	—	640,846
Road & Rail	—	198,777	—	198,777
Semiconductors & Semiconductor Equipment	—	437,095	—	437,095
Software	—	2,008,978	—	2,008,978
Specialty Retail	—	1,005,188	—	1,005,188
Technology Hardware, Storage & Peripherals	—	108,503	—	108,503
Textiles, Apparel & Luxury Goods	—	213,200	—	213,200
Thrifts & Mortgage Finance	—	388,251	—	388,251
Utilities	—	210,602	—	210,602
Wireless Telecommunication Services	—	2,892,113	—	2,892,113
Floating Rate Loan Interests	—	609,888,825	40,506,345	650,395,170
Investment Companies	1,008,605	—	—	1,008,605
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	2,378,571	—	2,378,571
Preferred Stocks	345,119	—	80,924	426,043
Warrants	16,577	—	—	16,577
Short-Term Securities
Money Market Funds	569,275	—	—	569,275
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(13,229)	—	(13,229)

	$3,084,985	$720,186,854	$40,599,080	$763,870,919

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$8,235	$—	$8,235
Liabilities
Credit Contracts	—	(32,930)	—	(32,930)
Foreign Currency Exchange Contracts	—	(59,271)	—	(59,271)

	$—	$(83,966)	$—	$(83,966)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $241,000,000 are categorized as Level 2 within the fair value hierarchy.

25

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Debt Strategies Fund, Inc. (DSU)

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Preferred Stocks	Unfunded Floating Rate Loan Interests	Total

Assets
Opening balance, as of December 31, 2021	$11,700	$1	$26,559,403	$—	(a)	$86,236	$(259)	$26,657,081
Transfers into Level 3(b)	—	—	22,772,762	—		—	—	22,772,762
Transfers out of Level 3(c)	—	—	(9,607,213)	—		—	259	(9,606,954)
Accrued discounts/premiums	—	—	9,751	—		—	—	9,751
Net realized gain (loss)	—	—	35,972	—		—	—	35,972
Net change in unrealized appreciation (depreciation)(d)	110	—	(406,967)	—		(5,312)	—	(412,169)
Purchases	—	—	2,583,665	—		—	—	2,583,665
Sales	—	—	(1,441,028)	—		—	—	(1,441,028)

Closing balance, as of March 31, 2022	$11,810	$1	$40,506,345	$—	(a)	$80,924	$—	$40,599,080

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(d)	$110	$—	$(370,460)	$—		$(5,312)	$—	$(375,662)

(a)	Rounds to less than $1.
(b)

As of December 31, 2021, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.

(c)

As of December 31, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CDI	CREST Depository Interest

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPDR	Standard & Poor’s Depository Receipt

S C H E D U L E O F I N V E S T M E N T S	26